Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock To Be Issued [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2022	$ 500	$ 67,500	$ 96,701,607	$ 20,132,650		$ 150,036,023	$ (33,133,765)
Balance, shares at Mar. 31, 2022	5,000,000	674,364,124
Net loss						(15,988,020)	(15,988,020)
Balance at Mar. 31, 2023	$ 500	$ 80,377	121,156,733	662,767	(56,250)	(167,533,292)	(45,689,165)
Balance, shares at Mar. 31, 2023	5,000,000	803,123,748
Net loss						(15,602,411)	(15,602,411)
Issuance of common shares under financing agreement		$ 21,765	3,146,943				3,168,708
Issuance of common shares under financing agreement, shares		217,655,635
Shares issued upon exchange of Partitioned Note		$ 3,000	457,000				460,000
Shares issued upon exchange of partitioned note, shares		30,000,000
Conversion of Series E Preferred stock to common stock		$ 2,399	825,601			(350,825)	477,175
Conversion of Series E Preferred stock to common stock, shares		23,989,570
Accretion of Series E Preferred stock						(27,900)	(27,900)
Accretion on Series G Preferred stock						(38,000)	(38,000)
Dividends payable on Preferred stock						(238,728)	(238,728)
Common stock issued to consultants		$ 4,010	600,690				604,700
Common stock issued to consultants, shares		40,100,000
Common stock issued to employees		$ 75	9,125				9,200
Common stock issued to employees, shares		750,000
Common stock issued for legal settlement to NSH shareholders		$ 86	272,657	(272,743)
Common stock issued for legal settlement to NSH shareholders, shares		863,110
Balance at Mar. 31, 2024	$ 500	$ 111,712	$ 126,468,749	$ 390,024	$ (56,250)	$ (183,791,156)	$ (56,876,421)
Balance, shares at Mar. 31, 2024	5,000,000	1,116,482,063